ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of revenues
	Nine Months Ended September 30,
	2021	2020
Software Subscriptions	$640,902	$0
Recruiters on Demand	6,192,133	466,421
Permanent placement fees	631,221	422,511
Marketplace Solutions	443,801	257,890
Consulting and staffing services	5,895,264	5,011,882
Total revenue	$13,803,321	$6,158,704
	Three Months Ended September 30,
	2021	2020
Software Subscriptions	$465,112	$0
Recruiters on Demand	3,437,706	234,590
Permanent placement fees	403,059	131,744
Marketplace Solutions	286,845	104,007
Consulting and staffing services	1,665,160	1,521,826
Total revenue	$6,257,882	$1,992,167

	Years Ended December 31,
	2020	2019
Consulting and staffing services	$6,684,053	$4,792,607
Permanent placement fees	517,704	274,030
Recruiters on Demand	966,104	486,388
Career services	190,225	138,384
Marketing and publishing	144,806	306,578
Total revenue	$8,502,892	$5,997,987

Schedule of anti-dilutive earnings per share
	Nine	Nine
	Months ended	Months ended
	September 30,	September 30,
	2021	2020
Options	2,362,390	1,605,758
Stock awards	234,100	866,500
Warrants	6,682,359	3,653,443
Convertible notes	-	1,845,703
Convertible preferred stock	86,000	16,550,275
	9,364,849	24,521,679

Schedule Expected Deferred Revenue Recognition Schedule
	Total Deferred 9/30/21	Recognized Q4 2021	Recognized Q1 2022	Recognized Q2 2022	Recognized Q3 2022	Recognized Q4 2022	Recognized 2023
Recruiters on Demand	$145,048	$65,955	$65,955	$13,137	$0	$0	$0
Full-time Placement	$382,308	$307,738	$74,570	$0	$0	$0	$0
Software Subscriptions	$93,987	$59,577	$22,873	$9,121	$2,416	$0	$0
Marketplace	$56,163	$45,129	$4,008	$4,052	$2,326	$188	$461
TOTAL	$677,506	$478,399	$167,406	$26,310	$4,742	$188	$461

Schedule of fair values of financial assets and liabilities
	Fair Value at December 31,	Fair Value Measurement Using
	2020	Level 1	Level 2	Level 3

Available for sale marketable securities (Note 3)	$1,424	$1,424	$-	$-
Warrant derivative liability (Note 11)	$11,537,997	$-	$-	$11,537,997

	Fair Value at December 31,	Fair Value Measurement Using
	2019	Level 1	Level 2	Level 3

Available for sale marketable securities (Note 3)	$44,766	$44,766	$-	$-
Derivative liability (Note 11)	$612,042	$-	$-	$612,042

Schedule of derivative liability measured at fair value on a recurring basis
	Nine Months Ended September 30,
	2021	2020
Balance at December 31	$11,537,997	$612,042
Additions to derivative instruments	5,960,059	5,625,519
Reclassifications to equity upon modification or cancellation of warrants	(10,182,476)	2,642,175
(Gain) loss on change in fair value of derivative liability	(7,315,580)	(3,306,350)
Balance at September 30	$-	$5,573,386

	Years Ended December 31,
	2020	2019
Balance at January 1	$612,042	$-
Additions to derivative instruments	5,625,519	1,750,646
Anti-dilution adjustments to derivative instruments	2,642,175	-
(Gain) loss on change in fair value of derivative liability	2,658,261	(1,138,604)
Balance, December 31	$11,537,997	$612,042

Schedule of diluted loss per share
Three months ended
September 30,
2020
Net income attributable to common shareholders	$1,435,418
Income attributable to warrant derivatives
Change in fair value of derivative	(4,210,526)
Diluted loss attributable to common shareholders	$(2,775,108)

Basic shares outstanding	5,127,443
Warrant derivative shares	3,653,443
Diluted shares outstanding	8,780,886

Diluted loss per share	$(0.32)

Schedule ofEarnings (Loss) Per Share
	December 31,	December 31,
	2020	2019
Options	676,304	349,368
Stock awards	221,600	342,837
Warrants	1,461,377	188,376
Convertible notes	730,077	-
Convertible preferred stock	6,620,110	6,646,500
	9,709,468	7,527,081